Employee benefit obligations - Fair Value of Assets and Assessed Present Value of Liabilities in Pension Plans (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Pension Costs [abstract]
Fair value of assets, Equities	£ 25	£ 24
Fair value of assets, Bonds	175	170
Fair value of assets, Cash	8	18
Fair value of assets, Other	43	47
Total fair value of assets	251	259
Defined benefit obligation, at present value	(365)	(381)
Surplus (deficit) in plan	(114)	(122)
Irrecoverable Surplus	0	0
Net liability	(114)	(122)
Plans in surplus	18	14
Plans in deficit	£ (132)	£ (136)
Fair value of assets allocation, Equities	10.00%	9.00%
Fair value of assets allocation, Bonds	70.00%	66.00%
Fair value of assets allocation, Cash	3.00%	7.00%
Fair value of assets allocation, Other	17.00%	18.00%
Total fair value of assets allocation	100.00%	100.00%